Financial Risk Management - Additional Information (Detail) - JPY (¥)	Mar. 31, 2020	Mar. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount accrued for estimated losses	¥ 0
Undiscounted maximum amount of payment for guarantee obligations	63,655,000,000	¥ 57,441,000,000
Guarantee of employee loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted maximum amount of payment for guarantee obligations	¥ 10,100,000,000	¥ 11,953,000,000
Consumer finance receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral values in excess for percentage of carrying amounts	60.00%	60.00%
Dealer finance receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral values in excess for percentage of carrying amounts	60.00%	90.00%
Percentage of appreciation of the Japanese yen against the U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%